Subsidiary Guarantors	12 Months Ended
Dec. 31, 2012
Subsidiary Guarantors [Abstract]
Subsidiary Guarantors

Note 18. Subsidiary Guarantors

The Partnership filed a registration statement on Form S-3 with the SEC to register, among other securities, debt securities. The registration statement was declared effective March 15, 2013. The subsidiaries of the Partnership (the “Subsidiaries”) are co-registrants with the Partnership, and the registration statement registered guarantees of debt securities by one or more of the Subsidiaries (other than Memorial Production Finance Corporation, which may act as co-issuer of such debt securities). The Subsidiaries are 100% owned by the Partnership and any guarantees by the Subsidiaries will be full and unconditional (subject to customary release provisions). The Partnership has no assets or operations independent of the Subsidiaries, and there are no significant restrictions upon the ability of the Subsidiaries to distribute funds to the Partnership. In the event that more than one of the Subsidiaries provide guarantees of any debt securities issued by the Partnership, such guarantees will constitute joint and several obligations.